UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SOCRATIC FUND MANAGEMENT, L.P.
Address:    101 JFK PARKWAY
            SHORT HILLS, NJ  07078

Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN W. GIBSON
Title:      MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:      (973) 921-4700

       Signature                         Place                   Date of Signing

/S/ JONATHAN W. GIBSON              SHORT HILLS, NJ               APRIL 24, 2009
-----------------------             ---------------               --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 ---------
Form 13F Information Table Entry Total:          16
                                                 ---------
Form 13F Information Table Value Total:          $ 154,158
                                                 ---------
                                                 (thousands)

List of Other Included Managers:                 NONE


                                   Title                        Share/
                                   of                 Value X   Prn          Share/  Put/  Investment   Other      Voting Authority
Name of Issuer                     Class  Cusip       $1000     Amount       Prn     Call  Discretion   Managers  Sole  Shared  None
ALTAIR NANOTECHNOLOGIES INC CMN    COM    021373105   583       550,000      SH            SOLE         No        X
CAMERON INTERNATIONAL CORP CMN     COM    13342B105   6,031     275,000      SH            SOLE         No        X
CANADIAN NATURAL RESOURCES CMN     COM    136385101   16,388    425,000      SH            SOLE         No        X
ENERGY CONVERSION DEVICES INC
  3% 06/15/2013 CONV DJ            CNV    292659AA7   10,525    20,000,000   PRN           SOLE         No                       X
KEY ENERGY SERVICES INC CMN        COM    492914106   6,480     2,250,000    SH            SOLE         No        X
MONSANTO COMPANY CMN               COM    61166W101   8,310     100,000      SH            SOLE         No        X
NEXEN INC. CMN                     COM    65334H102   16,960    1,000,000    SH            SOLE         No        X
PETROLEO BRASILEIRO S.A. -
  PET*ROBRAS SPONSORED ADR CMN     COM    71654V408   12,188    400,000      SH            SOLE         No        X
SPDR GOLD TRUST ETF                ETF    78463V107   13,542    150,000      SH            SOLE         No        X
AMEX ENERGY SELECT INDEX 'SPDR'    ETF    81369Y506   10,615    250,000      SH            SOLE         No        X
SMITH INTERNATIONAL INC CMN        COM    832110100   5,370     250,000      SH            SOLE         No        X
SUNCOR ENERGY INC. CMN             COM    867229106   13,326    600,000      SH            SOLE         No        X
US AIRWAYS GROUP INC CMN           COM    90341W108   1,012     400,000      SH            SOLE         No        X
NABORS INDUSTRIES LTD. CMN         COM    G6359F103   9,990     1,000,000    SH            SOLE         No        X
WEATHERFORD INTERNATIONAL LTD CMN  COM    H27013103   11,070    1,000,000    SH            SOLE         No        X
TRANSOCEAN LTD. CMN                COM    H8817H100   11,768    200,000      SH            SOLE         No        X

                                                      154,158